united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

Item 1. Reports to Stockholders.

INNEALTA CAPITAL TACTICAL FIXED INCOME FUND

Semi-Annual Report

June 30, 2015

www.innealtacapital.com
1 (855) USE-ETFS

Distributed by Northern Lights Distributors, LLC
Member FINRA

INNEALTA CAPITAL TACTICAL FIXED INCOME FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the period ended June 30, 2015, compared to its benchmarks:

		Annualized
	Six Months Ended	Since Inception**-
	June 30, 2015	June 30, 2015
Innealta Capital Tactical Fixed Income Fund – Class A	0.54%	(0.57)%
Innealta Capital Tactical Fixed Income Fund – Class A with load	(5.29)%	(5.18)%
Innealta Capital Tactical Fixed Income Fund – Class I	0.71%	(0.39)%
Innealta Capital Tactical Fixed Income Fund – Class N	0.53%	(0.69)%
Barclays Capital U.S. Aggregate Bond Index	(0.10)%	3.14%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions, if any. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 7.06%, 9.38%, and 10.04% for Class A, Class N, and Class I shares, respectively, per the May 1, 2015 prospectus. After fee waivers, the Fund’s total annual operating expenses are 1.08%, 1.08%, and 0.83% for Class A, Class N and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-855-873-3837 (1-855-USE-ETFS).

**	Inception date is March 31, 2014.

The Barclays Capital U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Debt Funds	98.1%
Other, Cash & Cash Equivalents	1.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for more detailed analysis of the Fund’s Holdings.

Innealta Capital Tactical Fixed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 98.1%
	DEBT FUNDS - 98.1%
7,149	iShares Emerging Markets High Yield Bond ETF	$343,081
6,372	iShares Floating Rate Bond ETF	322,678
3,315	iShares JP Morgan USD Emerging Markets Bond ETF	364,385
6,331	iShares MBS ETF	687,673
28,293	Market Vectors Emerging High Yield Bond ETF	681,861
7,066	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded	705,681
47,547	SPDR Barclays Short Term High Yield Bond ETF	1,374,584
12,493	Vanguard Intermediate-Term Corporate Bond ETF	1,065,653
4,108	Vanguard Short-Term Bond ETF	329,420
11,064	Vanguard Total Bond Market ETF	899,061
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,912,903)	6,774,077

	TOTAL INVESTMENTS - 98.1% (Cost $6,912,903) (a)	$6,774,077
	OTHER ASSETS LESS LIABILITIES - 1.9%	131,009
	NET ASSETS - 100.0%	$6,905,086

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,912,962 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,511
Unrealized Depreciation:	(142,396)
Net Unrealized Depreciation:	$(138,885)

See accompanying notes to financial statements.

Innealta Tactical Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2015

ASSETS
Investment securities:
At cost	$6,912,903
At value	$6,774,077
Due from Adviser	13,368
Receivable for Fund shares sold	177
Receivable for Securities sold	186,241
Dividends and interest receivable	2,968
Prepaid expenses & other assets	43,446
TOTAL ASSETS	7,020,277

LIABILITIES
Due to custodian	102,865
Payable for Fund shares redeemed	214
Distribution (12b-1) fees payable	746
Accrued expenses and other liabilities	11,366
TOTAL LIABILITIES	115,191
NET ASSETS	$6,905,086

Net Assets Consist Of:
Paid in capital	$7,077,773
Undistributed net investment income	26,876
Accumulated net realized loss from security transactions	(60,737)
Net unrealized depreciation of investments	(138,826)
NET ASSETS	$6,905,086

See accompanying notes to financial statements.

Innealta Tactical Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

June 30, 2015

Net Asset Value Per Share:
Class A Shares:
Net Assets	$898,851
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	92,289
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$9.74
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (b)	$10.33

Class I Shares:
Net Assets	$3,674,691
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	377,068
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.75

Class N Shares:
Net Assets	$2,331,544
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	239,554
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.73

(a)	Redemptions of shares held less than 60 days may be assessed a redemption fee of 2.00%.

(b)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to 1.00% contingent deferred sales charge.

See accompanying notes to financial statements.

Innealta Tactical Fixed Income Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended June 30, 2015

INVESTMENT INCOME
Dividends	$109,262
Interest	33
TOTAL INVESTMENT INCOME	109,295

EXPENSES
Investment advisory fees	17,412
Distribution (12b-1) fees:
Class A	1,060
Class N	3,507
Transfer agent fees	26,162
Registration fees	21,875
Administration & fund accounting fees	12,250
Audit fees	7,250
Trustees’ fees	4,049
Shareholder reporting expense	3,242
Custody fees	2,493
Legal fees	2,473
Non 12b-1 shareholder servicing	1,165
Compliance officer fees	505
Insurance expense	34
Other expenses	1,442
TOTAL EXPENSES	104,919

Less: Fees waived/reimbursed by the Adviser	(74,362)

NET EXPENSES	30,557
NET INVESTMENT INCOME	78,738

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from:
Security transactions	(63,760)
(63,760)
Net change in unrealized appreciation on:
Investments	22,869

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(40,891)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,847

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 (a)
FROM OPERATIONS
Net investment income	$78,738	$60,541
Net realized loss from security transactions	(63,760)	(39)
Distributions of realized gains from underlying investment companies	—	3,062
Net change in unrealized appreciation (depreciation) of investments	22,869	(161,695)
Net increase (decrease) in net assets resulting from operations	37,847	(98,131)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,632)	(4,911)
Class I	(29,684)	(24,041)
Class N	(17,077)	(30,058)
Net decrease in net assets from distributions to shareholders	(53,393)	(59,010)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	533,915	546,340
Class I	1,731,375	3,095,032
Class N	350,610	3,188,250
Net asset value of shares issued in reinvestment of distributions
Class A	6,632	4,911
Class I	27,975	22,683
Class N	16,479	29,838
Payments for shares redeemed
Class A	(175,985)	(10)
Class I	(550,654)	(581,752)
Class N	(894,258)	(275,351)
Redemption fee proceeds
Class A	115	62
Class I	458	290
Class N	387	431
Net increase in net assets from shares of beneficial interest	1,047,049	6,030,724

TOTAL INCREASE IN NET ASSETS	1,031,503	5,873,583

NET ASSETS
Beginning of Period	5,873,583	—
End of Period*	$6,905,086	$5,873,583
* Includes undistributed net investment income of:	$26,876	$1,531

(a)	The Innealta Capital Tactical Fixed Income Fund commenced operations on March 31, 2014.

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 (a)
SHARE ACTIVITY - CLASS A
Shares sold	54,332	54,555
Shares reinvested	681	502
Shares redeemed	(17,780)	(1)
Net increase in shares of beneficial interest outstanding	37,233	55,056

SHARE ACTIVITY - CLASS I
Shares sold	176,174	309,737
Shares reinvested	2,872	2,313
Shares redeemed	(55,916)	(58,112)
Net increase in shares of beneficial interest outstanding	123,130	253,938

SHARE ACTIVITY - CLASS N
Shares sold	35,721	317,394
Shares reinvested	1,694	3,046
Shares redeemed	(90,765)	(27,536)
Net increase(decrease) in shares of beneficial interest outstanding	(53,350)	292,904

(a)	The Innealta Capital Tactical Fixed Income Fund commenced operations on March 31, 2014.

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 (1)
Net asset value, beginning of period	$9.76	$10.00

Activity from investment operations:
Net investment income (2)(7)	0.10	0.26
Net realized and unrealized loss on investments	(0.05)	(0.38)
Total from investment operations	0.05	(0.12)

Less distributions from:
Net investment income	(0.07)	(0.12)
Total distributions	(0.07)	(0.12)

Paid in capital from redemption fees (2)(9)	0.00	0.00

Net asset value, end of period	$9.74	$9.76

Total return (3)(8)	0.54%	(1.25)%

Net assets, at end of period (000s)	$899	$538

Ratio of gross expenses to average net assets (4)(5)(6)	3.09%	6.96%
Ratio of net expenses to average net assets (5)(6)	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.13%	3.46%

Portfolio turnover rate (8)	35%	3%

(1)	The Innealta Capital Tactical Fixed Income Fund’s Class A shares commenced operations on March 31, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Less than $0.005.

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 (1)
Net asset value, beginning of period	$9.76	$10.00

Activity from investment operations:
Net investment income (2)(7)	0.12	0.22
Net realized and unrealized loss on investments	(0.05)	(0.34)
Total from investment operations	0.07	(0.12)

Less distributions from:
Net investment income	(0.08)	(0.12)
Total distributions	(0.08)	(0.12)

Paid in capital from redemption fees (2)(9)	0.00	0.00

Net asset value, end of period	$9.75	$9.76

Total return (3)(8)	0.71%	(1.19)%

Net assets, at end of period (000s)	$3,675	$2,479

Ratio of gross expenses to average net assets (4)(5)(6)	2.84%	9.94%
Ratio of net expenses to average net assets (5)(6)	0.73%	0.73%
Ratio of net investment income to average net assets (5)(6)(7)	2.35%	2.91%

Portfolio turnover rate (8)	35%	3%

(1)	The Innealta Capital Tactical Fixed Income Fund’s Class I shares commenced operations on March 31, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Less than $0.005.

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class N
	Six Months Ended
	June 30, 2015	Period Ended
	(Unaudited)	December 31, 2014 (1)
Net asset value, beginning of period	$9.75	$10.00

Activity from investment operations:
Net investment income (2)(7)	0.10	0.22
Net realized and unrealized loss on investments	(0.05)	(0.36)
Total from investment operations	0.05	(0.14)

Less distributions from:
Net investment income	(0.07)	(0.11)
Total distributions	(0.07)	(0.11)

Paid in capital from redemption fees (2)(9)	0.00	0.00

Net asset value, end of period	$9.73	$9.75

Total return (3)(8)	0.53%	(1.38)%

Net assets, at end of period (000s)	$2,332	$2,857

Ratio of gross expenses to average net assets (4)(5)(6)	3.09%	9.28%
Ratio of net expenses to average net assets (5)(6)	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.06%	2.91%

Portfolio turnover rate (8)	35%	3%

(1)	The Innealta Capital Tactical Fixed Income Fund’s Class N shares commenced operations on March 31, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not Annualized.

(9)	Less than $0.005.

See accompanying notes to financial statements.

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2015

1.	ORGANIZATION

The Innealta Capital Tactical Fixed Income Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Fund seeks risk adjusted total return and commenced operations on March 31, 2014.

The Fund currently offers Class A shares, Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class A and Class N shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

the Boards of the open-ended funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Fund’s assets measured at fair value:

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

Innealta Capital Tactical Fixed Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,774,077	$—	$—	$6,774,077
Total	$6,774,077	$—	$—	$6,774,077

There were no transfers into or out of Level 1, Level 2, and Level 3 during the period. It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See each Fund’s Portfolio of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013), or expected to be taken in the Fund’s 2014 and 2015 tax returns. The Fund has identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $3,862,583 and $2,346,537, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

AFAM Capital, Inc. (formerly known as Al Frank Asset Management, Inc.) (the Innealta Capital Division) serves as the Funds’ Investment Adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets. For the six months ended June 30, 2015, the Fund incurred $17,412 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2016, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses of investing in underlying funds, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed the following:

Class A	Class I	Class N
0.98%	0.73%	0.98%

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

either Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If the Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2015, the Adviser waived and reimbursed expenses of $74,362.

The following amount is subject to recapture by the Fund by the following dates:

12/31/2017
$ 176,459

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A and Class N shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended June 30, 2015, the Fund incurred distribution fees of $1,060 for Class A and $3,507 for Class N. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. On sales of the Fund’s Class A shares for the six months ended June 30, 2015, the Distributor received $0 from front-end sales charges of which $0 was retained by the underwriter or other affiliated broker dealers.

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS and the Distributor provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended June 30, 2015 TFI assessed $960 in redemption fees.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of a Fund, under section 2(a)(9) of the Act. As of June 30, 2015, LPL Financial held 94.5% of the voting securities of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended December 31, 2014:

12/31/2014
Ordinary	Long-Term
Income	Capital Gains	Total
59,010	—	59,010

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
1,551	3,062	—	—	—	(161,754)	(157,141)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains/losses and unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments for grantor trusts.

Permanent book and tax differences primarily attributable to adjustments for publicly traded partnerships and grantor trusts resulted in reclassification for the period ended December 31, 2014 as follows:

Innealta Capital Tactical Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

Paid	Undistributed	Undistributed
In	Ordinary	Long-Term
Capital	Income (Loss)	Gains (Loss)
—	—	—

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure.

Innealta Capital Tactical Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
June 30, 2015

As a shareholder of the Innealta Capital Tactical Fixed Income Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account	Account	During Period	During Period
	Value	Value	1/1/15-	1/1/15 -
Actual	1/1/2015	6/30/2015	6/30/15*	6/30/15**
Class A	$1,000.00	$1,005.40	$4.87	0.98%
Class I	1,000.00	1,007.10	3.63	0.73%
Class N	1,000.00	1,005.30	4.87	0.98%

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account	Account	During Period	During Period
	Value	Value	1/1/15-	1/1/15 -
Hypothetical (5% return before Expenses)	1/1/2015	6/30/2015	6/30/15*	6/30/15**
Class A	$1,000.00	$1,019.93	$4.91	0.98%
Class I	1,000.00	1,021.17	3.66	0.73%
Class N	1,000.00	1,019.93	4.91	0.98%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized

Innealta Capital Tactical Fixed Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2015

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 28-29, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Innealta Capital Tactical Fixed Income Fund (the “Innealta Capital Tactical Fixed Income”), and AFAM Capital, Inc. (“AFAM” or the “Adviser”) (“AFAM Advisory Agreement”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the AFAM Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the AFAM Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the AFAM Advisory Agreement and comparative information relating to the advisory fees and other expenses of Innealta Capital Tactical Fixed Income. The materials also included due diligence materials relating to AFAM (including due diligence questionnaires completed by AFAM, AFAM’s Forms ADV, select financial information of AFAM, bibliographic information regarding the AFAM’s key management and investment advisory personnel, and comparative fee information relating to Innealta Capital Tactical Fixed Income) and other pertinent information. Based on their evaluation of information provided by AFAM, in conjunction with the Innealta Capital Tactical Fixed Income’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the AFAM Advisory Agreement.

At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the AFAM Advisory Agreement with respect to Innealta Capital Tactical Fixed Income and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below with respect to the Meeting. In their deliberations considering the AFAM Advisory Agreement, as appropriate, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s particular circumstances.

Nature, Extent and Quality of Services. During the discussions with AFAM, the Board reviewed materials provided by AFAM relating to the AFAM Advisory Agreement, including a description of the manner in which investment decisions are made and executed and a review of the professional personnel performing services for Innealta Capital Tactical Fixed Income including the team of individuals that primarily monitor and execute the investment process. The Board then discussed the extent of AFAM’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered AFAM’s specific responsibilities in all aspects of the day-to-day management of Innealta Capital Tactical Fixed Income. Additionally, the Board received satisfactory responses from the representatives of AFAM with respect to a series of important questions, including: whether AFAM is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of Innealta Capital Tactical Fixed Income; and whether AFAM has procedures in place to adequately allocate trades among its respective clients. The Board reviewed the descriptions provided by AFAM of its practices for monitoring compliance with the Fund’s investment limitations, noting that AFAM’s CCO will periodically review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under AFAM’s compliance program. The Board

Innealta Capital Tactical Fixed Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2015

then reviewed the capitalization of AFAM based on financial information and other materials provided and discussed with AFAM and concluded that AFAM was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund. The Board concluded that AFAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the AFAM Advisory Agreement with respect to the Fund and that the nature, overall quality and extent of the management services to be provided by AFAM were satisfactory and reliable.

Performance. The Board considered AFAM’s past performance as well as other factors relating to AFAM’s track record. The Board reviewed the performance of AFAM’s composite track records for the proposed strategy, noting that performance was acceptable. The Board concluded that AFAM was expected to obtain an acceptable level of investment return to shareholders.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by AFAM, the Board reviewed and discussed a comparison of Innealta Capital Tactical Fixed Income’s proposed management fee and overall expense ratio to a peer group of funds constructed by AFAM with similar investment objectives and strategies. The Board reviewed the proposed contractual arrangements for Innealta Capital Tactical Fixed Income, which stated that AFAM had agreed to waive or limit its management fee and/or reimburse expenses at least until April 30, 2015, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.98%, 0.98%, 0.73% and 1.23% of Innealta Capital Tactical Fixed Income’s average net assets, for Class A shares, Class N shares, Class I shares and Class R shares respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that the advisory fees and expense caps for Innealta Capital Tactical Fixed Income were reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to AFAM with respect to Innealta Capital Tactical Fixed Income based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by AFAM. With respect to AFAM, the Board concluded that based on the services provided and the projected growth of Innealta Capital Tactical Fixed Income, the fees were reasonable and that anticipated profits from AFAM’s relationship with Innealta Capital Tactical Fixed Income were not excessive.

Economies of Scale. As to the extent to which Innealta Capital Tactical Fixed Income will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed AFAM’s expectations for growth of Innealta Capital Tactical Fixed Income. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the AFAM Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from AFAM as the Trustees believed to be reasonably necessary to evaluate the terms of the AFAM Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the AFAM Advisory Agreement, (a) the terms of the AFAM Advisory Agreement are reasonable; (b) the advisory fee is reasonable; and (c) the AFAM Advisory Agreement is in the best interests of Innealta Capital Tactical Fixed Income and its shareholders. In considering the approval of the AFAM Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the AFAM Advisory Agreement was in the best interests of Innealta Capital Tactical Fixed Income and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the AFAM Advisory Agreement.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-USE-ETFS or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-USE-ETFS.

INVESTMENT ADVISOR
AFAM Capital, Inc.
12117 FM 2244, Building 3, Suite 170
Austin, Texas 78738

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, President/Principal Executive Officer

Date 9/8/15

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Treasurer/Principal Financial Officer

Date 9/8/15